SUMMARY OF ESTIMATES USED IN GOODWILL IMPAIRMENT ASSESSMENT (Details)	12 Months Ended
Jun. 30, 2022
Revenue Growth [Member] | FY2024 to FY2025 [Member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	15.00%
Revenue Growth [Member] | FY2026 to FY2027 [Member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	5.00%
Gross margin [Member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	51.20%
Post-tax Discount Rate [Member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	15.00%
Growth Rate [Member] | Beyond FY2027 [Member]
IfrsStatementLineItems [Line Items]
Assumptions for goodwill impairment assessment	2.50%